Debt - Long term debt and the unamortized discount (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021
Outstanding principal amount	$ 30,709	$ 27,000
Add: accreted liability of final payment fee	407	125
Less: unamortized debt discount, long term	(990)	(1,618)	$ (2,800)
Less: current portion of long term debt-principal	(9,491)	(1,291)
Debt—net of current portion	20,635	24,216
Current portion of long term debt-principal	9,491	1,291
Less: current portion of unamortized debt discount	(1,188)	(716)
Debt—current portion	$ 8,303	$ 575